Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of future minimum lease payments for leases

	Operating Lease Payment	Sublease Income	Capital Leases
2014	$232,935	$4,172	$58,721
2015	221,597	5,062	52,850
2016	211,728	4,308	36,365
2017	200,842	3,058	31,978
2018	189,366	686	27,727
Thereafter	1,397,792	807	171,136

Total minimum lease payments	$2,454,260	$18,093	378,777

Less amounts representing interest			(123,653)

Present value of capital lease obligations			$255,124